General and Administrative	12 Months Ended
Dec. 31, 2025
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General and Administrative
7.	General and Administrative

	Years Ended December 31

(in thousands)	2025	2024

Salaries and benefits	$25,988	$21,795

Depreciation	1,277	1,359

Professional fees, audit and regulatory	8,246	6,718

Business travel	2,147	2,117

Business taxes	1,166	1,007

Insurance	1,884	1,878

Other	6,059	5,794

Total general and administrative	$46,767	$40,668